Debentures (Details) $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Feb. 26, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Nov. 21, 2024 ILS (₪)	Oct. 10, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2022 ILS (₪)	Mar. 06, 2022 ILS (₪)	Jul. 30, 2021 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪)
Debentures [Line Items]
Debenture Current Liabilities		$ 173,571		$ 44,962
Debenture Non Current Liabilities		751,116		567,050
Debentures		924,687		612,012
Series E Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		21,464
Debenture Non Current Liabilities		0		0
Debentures		0		21,464									₪ 135,000,000
Series F Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		173,571		23,498
Debenture Non Current Liabilities		0		150,389
Debentures		173,571		173,887				₪ 335,182,000	₪ 335,870,101			₪ 222,000,000
Series C Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		0
Debenture Non Current Liabilities		155,894		133,056
Debentures	₪ 2,652,981	155,894		133,056			₪ 80,570			₪ 164,363,000	₪ 367,220,000
Series D Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		0
Debenture Non Current Liabilities		335,681		283,605
Debentures	₪ 1,176,986,000	335,681		283,605	₪ 200,000,000	₪ 591,016,000					₪ 385,970,000
Series G Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		0
Debenture Non Current Liabilities		141,634		0
Debentures		141,635	₪ 468,784,000	0
Series H Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0		0
Debenture Non Current Liabilities		117,907		0
Debentures		$ 117,906	₪ 414,847,000	$ 0